Subsequent Events (Details) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jul. 21, 2023	Dec. 31, 2021 USD ($)	Dec. 31, 2020 £ / shares
Subsequent Event [Line Items]
Business combination proceeds	$ 178,800		$ 178,800
Expected Capital Raise			230,000			$ 355,000
Amount of redemption			132,800
Proceeds from PIPE			128,500
PIPE expenses			3,148
Common Stock Par value | £ / shares							£ 0.01
Convertible loan notes			8,809	$ 6,130
Fixed interest rate (as a percent)					8.00%
Aggregate number of common shares | shares				55,744
Wejo Group
Subsequent Event [Line Items]
Amount of redemption			$ 7,500
Subsequent Event | Secured loan notes
Subsequent Event [Line Items]
Principal amount		$ 21,500
Fixed interest rate (as a percent)		9.20%
Subsequent Event | Secured loan notes | Maximum
Subsequent Event [Line Items]
Principal amount		$ 21,500
Subsequent Event | Secured loan notes | General Motors
Subsequent Event [Line Items]
Proceeds to repay outstanding debt balance and fees owed		$ 10,800